Disclosure of impairment loss and reversal of impairment loss (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Mining interests impairment charge			$ 285,000	$ 398,821	$ 228,000	$ 104,000
San Dimas [Member]
Statement [Line Items]
Mining interests impairment charge	$ 109,000		195,000	303,858	111,000	0
Black Fox Complex [Member]
Statement [Line Items]
Mining interests impairment charge		$ 5,000	40,000	44,963	117,000	82,000
Cerro del Gallo [Member]
Statement [Line Items]
Mining interests impairment charge			$ 50,000	$ 50,000	$ 0	$ 22,000